INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets and Their Accumulated Amortization

The intangible assets and their accumulated amortization were as follows:

	As of December 31,
	2012	2013

Intangible assets subject to amortization:
Customer base	$14,360	$15,049
Contract backlog	2,462	2,487
Non-compete agreements	1,158	1,157
Software copyright	2,552	2,627
Trademark	4	4
Core Technology	—	496
Product Technologies	—	413
License	—	94

	20,536	22,327

Less: Accumulated amortization
Customer base	(10,864)	(12,896)
Contract backlog	(2,319)	(2,487)
Non-compete agreements	(398)	(634)
Software copyright	(1,008)	(1,697)
Trademark	(2)	(3)
Core Technology	—	(34)
Product Technologies	—	(57)
License	—	(63)

	(14,591)	(17,871)

Intangible assets, net	$5,945	$4,456